UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

SECTOR ROTATION FUND

Schedule of Investments
(Unaudited)

As of June 30, 2012
	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 85.10%

Consumer Services - 5.13%
iShares Dow Jones US Consumer Services Index Fund	15,000	$1,218,150
		1,218,150
Fixed Income - 19.45%
iShares iBoxx $ High Yield Corporate Bond Fund	15,000	1,369,350
* ProShares UltraShort 20+ Year Treasury	50,000	792,000
SPDR Barclays Capital High Yield Bond ETF	35,000	1,381,100
SPDR Barclays Capital TIPS ETF	18,000	1,072,800
		4,615,250
Health Care - 1.60%
Health Care Select Sector SPDR Fund	10,000	380,050
		380,050
International - 5.72%
iShares MSCI Japan Index Fund	30,000	282,300
iShares MSCI Singapore Index Fund	50,000	616,000
iShares MSCI Switzerland Index Fund	20,000	458,200
		1,356,500
Large Cap - 39.24%
* ProShares UltraShort S&P 500	30,000	467,700
SPDR S&P 500 ETF Trust	22,000	2,994,310
SPDR S&P Dividend ETF	80,000	4,452,000
Vanguard Value ETF	25,000	1,398,500
		9,312,510
Mid Cap - 4.74%
iShares Dow Jones Select Dividend Index Fund	20,000	1,123,800
		1,123,800
Real Estate - 2.76%
Vanguard REIT ETF	10,000	654,300
		654,300
Technology - 1.50%
iShares Dow Jones US Technology Sector Index Fund	5,000	356,150
		356,150
Utilities - 4.96%
Vanguard Utilities ETF	15,000	1,177,650
		1,177,650

Total Exchange-Traded Funds (Cost $18,509,533)		20,194,360

COMMODITIES - 7.85%
* SPDR Gold Shares	12,000	1,862,280
		1,862,280

Total Commodities (Cost $1,770,808)		1,862,280

		(Continued)

SECTOR ROTATION FUND

Schedule of Investments
(Unaudited)

As of June 30, 2012
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 9.77%
§	Fidelity Institutional Money Market Funds, 0.01%	2,318,729	$2,318,729

Total Investment Company (Cost $2,318,729)			2,318,729

Total Value of Investments (Cost $22,599,070) - 102.72%			$24,375,369

Liabilities in Excess of Other Assets - (2.72)%			(646,242)

Net Assets - 100%			$23,729,127

* Non-income producing investment
§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,804,882
Aggregate gross unrealized depreciation			(28,583)

Net unrealized appreciation			$1,776,299

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Services	5.13%	$ 1,218,150
Fixed Income	19.45%	4,615,250
Health Care	1.60%	380,050
International	5.72%	1,356,500
Large Cap	39.24%	9,312,510
Mid Cap	4.74%	1,123,800
Real Estate	2.76%	654,300
Technology	1.50%	356,150
Utilities	4.96%	1,177,650
Commodities	7.85%	1,862,280
Short-Term Investment	9.77%	2,318,729
Total	102.72%	$ 24,375,369

See Notes to Financial Statements			(Continued)

SECTOR ROTATION FUND

Schedule of Investments
(Unaudited)

As of June 30, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Funds	$ 20,194,360	$20,194,360	$-	$ -
Commodities	1,862,280	1,862,280	-	-
Short-Term Investment	2,318,729	2,318,729	-	-
Total	$ 24,375,369	$24,375,369	$-	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Mark A. Grimaldi
Date: August 28, 2012	Mark A. Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Grimaldi
Date: August 28, 2012	Mark A. Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund